SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 9 – SUBSEQUENT EVENTS The Company has evaluated subsequent events to the date the financial statements were issued and has determined that there are no items to disclose or require adjustments.	NOTE 9 – SUBSEQUENT EVENTS The Company has evaluated subsequent events to the date the financial statements were issued and has determined that there are no items to disclose or require adjustments.